Consolidated Statements of Cash Flows (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Operating activities:
Net income	¥ 66,019	¥ 61,108	¥ 47,908
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	23,908	26,993	29,171
Gain on sales of securities-net	(105)	(4,845)	(1,821)
Valuation loss on other investments	2,570	1,758	143
Gain on nonmonetary exchange of securities		(2,774)
(Gain) loss from disposal of fixed assets-net	(6,693)	844	118
Impairment loss on long-lived assets	1,531	111	134
Equity in net income of affiliated companies	(1,629)	(492)	(402)
Deferred income taxes	954	3,547	(2,563)
Change in assets and liabilities:
(Increase) decrease in notes and accounts receivable	(39,833)	5,707	20,380
(Increase) decrease in inventories	(16,176)	(13,640)	38,802
(Increase) decrease in other current assets	(8,355)	8,459	1,205
Increase (decrease) in trade notes and accounts payable	43,189	9,285	(22,780)
Increase (decrease) in income taxes payable	11,670	(17,684)	18,005
Increase (decrease) in other current liabilities	11,519	7,474	(9,896)
Increase (decrease) in accrued retirement and pension costs	(8,870)	(9,627)	467
Other	197	5,683	201
Net cash provided by operating activities	79,896	81,907	119,072
Investing activities:
Purchases of fixed assets	(26,962)	(27,358)	(26,621)
Proceeds from sales of property, plant, and equipment	13,028	870	1,182
Proceeds from sales and redemption of investments	187	6,300	9,101
Acquisition of business, net of cash acquired	(17,211)
Increase in finance receivables	(167,040)	(170,063)	(172,218)
Collection of finance receivables	135,319	142,852	150,368
Net increase in short-term loan receivables from affiliated companies	(5,565)
Net (increase) decrease in time deposits	(2,080)	3,747	(3,826)
Other	395	71	(1,385)
Net cash used in investing activities	(69,929)	(43,581)	(43,399)
Financing activities:
Proceeds from issuance of long-term debt	104,816	62,489	121,966
Repayments of long-term debt	(89,203)	(93,895)	(90,067)
Net increase (decrease) in short-term borrowings	9	7,238	(43,729)
Cash dividends	(17,700)	(15,267)	(17,814)
Purchases of treasury stock	(10,016)	(50)	(191)
Purchases of noncontrolling interests	(924)	(2,317)	(6,407)
Other	(246)	87	1,570
Net cash used in financing activities	(13,264)	(41,715)	(34,672)
Effect of exchange rate changes on cash and cash equivalents	(1,437)	(2,746)	922
Net increase (decrease) in cash and cash equivalents	(4,734)	(6,135)	41,923
Cash and cash equivalents, beginning of year	105,293	111,428	69,505
Cash and cash equivalents, end of year	¥ 100,559	¥ 105,293	¥ 111,428